SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Unrealized gain (loss) recorded in accumulated other comprehensive income	$ 28	$ 20
Derivative Assets	2,570	2,060
Derivative Liabilities	(536)	(1,421)
Gain Recognized in Other Comprehensive Income (loss), net	28	20
Gain (loss) Recognized in Statements of Income	1,372	1,878
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount	13,303	749
Gain Recognized in Other Comprehensive Income (loss), net	28	20
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	31	20
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(3)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	111	(1,364)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	131,470	186,217
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	2,539	2,040
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(533)	(1,421)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	$ 1,261	$ 3,242